Financial Instruments (Details) - Schedule of Capital Structure - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Capital Structure [Abstract]
Borrowings, debentures and promissory notes	R$ (15,184)	R$ (12,591)
(-) Cash and cash equivalents	5,459	5,842	R$ 2,550	R$ 3,532
(-) Derivative financial instruments	274	182
Net debt	(9,451)	(6,567)
Shareholders´ equity	R$ 4,630	R$ 3,896	R$ 2,766	R$ 1,347
% Net debt over shareholders’ equity	204.00%	169.00%